FAIR VALUE (Tables)	12 Months Ended
Dec. 29, 2018
FAIR VALUE
Assets measured at fair value

	December 29, 2018				December 30, 2017
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other
	Active	Observable	Unobservable		Active	Observable
	Markets	Inputs	Inputs		Markets	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	Total
Money market funds	$56	$5,267	$—	$5,323	$64	$3,071	$3,135
Fixed income funds	3,387	9,738	—	13,125	1,182	6,974	8,156
Equity securities	7,262	—	—	7,262	10,710	—	10,710
Hedge funds	—	—	1,756	1,756
Mutual funds:
Domestic stock funds	2,846	—	—	2,846	367	—	367
International stock funds	937	—	—	937	91	—	91
Target funds	237	—	—	237	270	—	270
Bond funds	796	—	—	796	209	—	209
Alternative funds	1,318	—	—	1,318
Total mutual funds	6,134	—	—	6,134	937	—	937
Total	$16,839	$15,005	1,756	$33,600	$12,893	$10,045	$22,938
Assets at fair value	$16,839	$15,005	1,756	$33,600	$12,893	$10,045	$22,938

Available for sale investment portfolio

	December 29,2018			December 30,2017
		Unrealized			Unrealized
	Cost	Gain/(Loss)	Fair Value	Cost	Gain/(Loss)	Fair Value
Fixed Income	$13,301	$(176)	$13,125	$8,170	$(14)	$8,156
Equity	7,141	121	7,262	9,185	1,524	10,709
Mutual Funds	5,815	(567)	5,248	—	—	—
Hedge Funds	1,722	34	1,756	—	—	—
Total	$27,979	$(588)	$27,391	$17,355	$1,510	$18,865